SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
REVENUES	$ 12,158,102	$ 12,543,556	$ 11,219,559
Accounts receivable	1,624,809	1,074,137
Accounts payable	396,628	1,898,976
Cash and equivalents denominated in RMB	$ 263,350	$ 27,036
Revenue from Contract with Customer Benchmark | Customer A | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Risk percentage	46.50%	54.50%	53.60%
REVENUES	$ 5,654,248	$ 6,833,866	$ 6,008,167
Revenue from Contract with Customer Benchmark | Customer B | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Risk percentage	15.40%	12.70%	27.20%
REVENUES	$ 1,871,116	$ 1,588,156	$ 3,055,958
Revenue from Contract with Customer Benchmark | Customer C | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Risk percentage	13.10%	10.50%
REVENUES	$ 1,586,681	$ 1,310,376
Revenue from Contract with Customer Benchmark | Customer D | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Risk percentage	10.70%
REVENUES	$ 1,306,755
Revenue from Contract with Customer Benchmark | Major Customers, Aggregate Total | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Risk percentage	85.70%	77.70%	80.80%
REVENUES	$ 10,418,800	$ 9,732,398	$ 9,064,125
Accounts Receivable [Member] | Customer A | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Risk percentage	69.50%	64.70%
Accounts receivable	$ 1,129,520	$ 695,263
Accounts Receivable [Member] | Customer B | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Risk percentage	19.20%	18.10%
Accounts receivable	$ 312,327	$ 193,935
Accounts Receivable [Member] | Customer C | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Risk percentage	11.30%
Accounts receivable	$ 182,853
Accounts Receivable [Member] | Major Customers, Aggregate Total | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Risk percentage	100.00%	82.80%
Accounts receivable	$ 1,624,700	$ 889,198
Purchases | Supplier A | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Risk percentage	21.70%	19.90%	20.40%
Purchases	$ 1,453,212	$ 1,701,515	$ 1,440,512
Purchases | Supplier B | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Risk percentage	10.20%	16.50%	16.00%
Purchases	$ 679,950	$ 1,407,690	$ 1,126,932
Purchases | Aggregate supplier | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Risk percentage	31.90%	36.40%	36.40%
Purchases	$ 2,133,162	$ 3,109,205	$ 2,567,444
Accounts Payable [Member] | Supplier A | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Risk percentage	11.10%	30.20%
Accounts payable	$ 185,982	$ 504,393
Accounts Payable [Member] | Supplier B | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Risk percentage		17.40%
Accounts payable		$ 290,997
Accounts Payable [Member] | Supplier C | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Risk percentage		11.80%
Accounts payable		$ 196,760
Accounts Payable [Member] | Aggregate supplier | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Risk percentage	11.10%	59.40%
Accounts payable	$ 185,982	$ 992,150